Assumptions Used in Determining NTT CDBP's Projected Benefit Obligations, Based on Actuarial Computations (Detail)	Mar. 31, 2015	Mar. 31, 2014
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.00%	1.40%
Long-term rate of salary increases	2.90%	2.90%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.00%	1.40%
Long-term rate of salary increases	3.40%	3.40%